Financial instruments by category (Details) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Financial assets at amortized cost	$ 22,082,000,000	$ 13,724,000,000
Subtotal financial assets	44,130,000,000	22,214,000,000
Non-financial assets	3,963,000,000	8,104,000,000
Total financial asset	48,093,000,000	30,318,000,000
Financial liabilities at amortized cost	79,174,000,000	106,616,000,000
Subtotal financial liabilities	79,190,000,000	106,710,000,000
Non-financial liabilities	7,641,000,000	5,913,000,000
Total financial liability	86,831,000,000	112,623,000,000
Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at amortized cost	74,734,000,000	101,887,000,000
Subtotal financial liabilities	74,734,000,000	101,887,000,000
Non-financial liabilities	0	0
Total financial liability	74,734,000,000	101,887,000,000
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost	4,440,000,000	4,729,000,000
Subtotal financial liabilities	4,440,000,000	4,729,000,000
Non-financial liabilities	7,641,000,000	5,913,000,000
Total financial liability	12,081,000,000	10,642,000,000
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	16,000,000	94,000,000
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member] | Trade And Other Payables Two [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	22,048,000,000	8,411,000,000
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Trade And Other Payables one [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	79,000,000
Financial liabilities at fair value through profit or loss	0	0
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 [Member] | Trade And Other Payables Three [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost	12,057,000,000	11,858,000,000
Subtotal financial assets	12,057,000,000	11,858,000,000
Non-financial assets	3,963,000,000	8,104,000,000
Total financial asset	16,020,000,000	19,962,000,000
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Mutual fonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0
Subtotal financial assets	13,870,000,000
Non-financial assets	0
Total financial asset	13,870,000,000
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	13,870,000,000
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Public Companies Securities [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	1,346,000,000	1,600,000,000
Non-financial assets	0	0
Total financial asset	1,346,000,000	1,600,000,000
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,346,000,000	1,600,000,000
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	3,806,000,000	4,446,000,000
Non-financial assets	0	0
Total financial asset	3,806,000,000	4,446,000,000
Investments In Financial Assets [Member] | Bonds [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	3,806,000,000	4,446,000,000
Investments In Financial Assets [Member] | Bonds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member]
Statement [Line Items]
Financial assets at amortized cost		16,000,000
Subtotal financial assets		1,143,000,000
Non-financial assets		0
Total financial asset		1,143,000,000
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		1,048,000,000
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		79,000,000
Investments In Financial Assets [Member] | Others [Member]
Statement [Line Items]
Financial assets at amortized cost	10,000,000
Subtotal financial assets	275,000,000
Non-financial assets	0
Total financial asset	275,000,000
Investments In Financial Assets [Member] | Others [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Others [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	265,000,000
Investments In Financial Assets [Member] | Others [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member]
Statement [Line Items]
Financial assets at amortized cost	10,015,000,000	1,850,000,000
Subtotal financial assets	10,015,000,000	1,850,000,000
Non-financial assets	0	0
Total financial asset	10,015,000,000	1,850,000,000
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash And Cash Equivalents [member] | Short Term Investments [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	2,761,000,000	1,317,000,000
Non-financial assets	0	0
Total financial asset	2,761,000,000	1,317,000,000
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	2,761,000,000	1,317,000,000
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at amortized cost	0	0
Subtotal financial liabilities	16,000,000	94,000,000
Non-financial liabilities	0	0
Total financial liability	16,000,000	94,000,000
Derivative Financial Instruments [Member] | Level 2 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	16,000,000	94,000,000
Derivative Financial Instruments [Member] | Level 2 [Member] | Others one [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	30,000,000	0
Derivative Financial Instruments [Member] | Level 1 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Level 1 [Member] | Others [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Level 3 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Level 3 [Member] | Others [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 213,000,000	$ 0